Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2019
Significant Accounting Policies (Policies) [Abstract]
Significant Accounting Policies

These consolidated financial statements of the Organization were prepared in accordance with the International Financial Reporting Standards (IFRS) as issued by the International Accounting Standards Board (IASB). The consolidated financial statements include the consolidated statements of financial position, consolidated statements of income, consolidated statements of comprehensive income, consolidated statements of changes in equity and consolidated statements of cash flows as well as the notes to the consolidated financial statements.

The Organization has classified its expenses according to their nature.

The consolidated statement of cash flows shows the changes in cash and cash equivalents during the year arising from operating, investing and financing activities. Cash and cash equivalents include highly liquid investments. Note 18 details the accounts of the consolidated statement of financial position that comprise cash and cash equivalents. The consolidated statement of cash flows is prepared using the indirect method. Accordingly, the income before taxes was adjusted by non-cash items such as provisions, depreciation, amortization and Impairment losses on loans and advances. The interest and dividend received and paid are classified as operating, financing or investment cash flows according to the nature of the corresponding assets and liabilities.

The preparation of the consolidated financial statements requires the use of estimates and assumptions which affect the reported amounts of assets and liabilities, as well as the disclosure of contingent assets and liabilities at the date of the financial statements, and the profit and loss amounts for the year. The consolidated financial statements also reflect various estimates and assumptions, including, but not limited to: adjustments to the provision for expected losses of assets and financial liabilities; estimates of the fair value of financial instruments; depreciation and amortization rates; impairment losses on assets; the useful life of intangible assets; evaluation of the realization of tax assets; assumptions for the calculation of technical provisions for insurance, supplemental pension plans and capitalization bonds; provisions for contingencies and provisions for potential losses arising from fiscal and tax uncertainties. The areas involving a higher degree of judgment or complexity, or areas where assumptions and estimates are significant to the consolidated financial statements are disclosed in Note 4.

The accounting policies listed below were used in all the periods presented and by all the companies of the Organization including the equity method investees.

Consolidation

2.1       Consolidation

The consolidated financial statements include the financial statements of Bradesco and those of its direct and indirect subsidiaries, including exclusive mutual funds and special purpose entities.

The main subsidiaries included in the consolidated financial statements are as follows:

	Activity	Shareholding interest
		December 31
		2019	2018
Financial Sector - Brazil
Ágora Corretora de Títulos e Valores Mobiliários S.A.	Brokerage	100.00%	100.00%
Banco Alvorada S.A. (1)	Banking	-	100.00%
Banco Bradescard S.A.	Cards	100.00%	100.00%
Banco Bradesco BBI S.A.	Investment bank	99.96%	99.96%
Banco Bradesco BERJ S.A.	Banking	100.00%	100.00%
Banco Bradesco Cartões S.A. (2)	Cards	-	100.00%
Banco Bradesco Financiamentos S.A.	Banking	100.00%	100.00%
Banco Losango S.A.	Banking	100.00%	100.00%
Bradesco Administradora de Consórcios Ltda.	Consortium management	100.00%	100.00%
Bradesco Leasing S.A. Arrendamento Mercantil	Leases	100.00%	100.00%
Bradesco-Kirton Corretora de Câmbio S.A. (3)	Exchange Broker	99.97%	99.97%
Bradesco S.A. Corretora de Títulos e Valores Mobiliários	Brokerage	100.00%	100.00%
BRAM - Bradesco Asset Management S.A. DTVM	Asset management	100.00%	100.00%
Kirton Bank Brasil S.A.	Banking	100.00%	100.00%
Tempo Serviços Ltda.	Services	100.00%	100.00%
Financial Sector - Overseas
Banco Bradesco Argentina S.A.U (3)	Banking	100.00%	100.00%
Banco Bradesco Europa S.A. (3)	Banking	100.00%	100.00%
Banco Bradesco S.A. Grand Cayman Branch (3) (4)	Banking	100.00%	100.00%
Banco Bradesco S.A. New York Branch (3)	Banking	100.00%	100.00%
Bradesco Securities, Inc. (3)	Brokerage	100.00%	100.00%
Bradesco Securities, UK. Limited (3)	Brokerage	100.00%	100.00%
Bradesco Securities, Hong Kong Limited (3)	Brokerage	100.00%	100.00%
Cidade Capital Markets Ltd (3)	Banking	100.00%	100.00%
Bradescard México, sociedad de Responsabilidad Limitada (5)	Cards	100.00%	100.00%
Insurance, Pension Plan and Capitalization Bond Sector - In Brazil
Atlântica Companhia de Seguros	Insurance	100.00%	100.00%
Bradesco Auto/RE Companhia de Seguros	Insurance	100.00%	100.00%
Bradesco Capitalização S.A.	Capitalization bonds	100.00%	100.00%
Bradesco Saúde S.A.	Insurance/health	100.00%	100.00%
Bradesco Seguros S.A. (8)	Insurance	99.96%	99.96%
Bradesco Vida e Previdência S.A.	Pension plan/Insurance	100.00%	100.00%
Odontoprev S.A. (6)	Dental care	50.01%	50.01%
Insurance - Overseas
Bradesco Argentina de Seguros S.A. (3) (6)	Insurance	100.00%	99.98%
Other Activities - Brazil
Andorra Holdings S.A.	Holding	100.00%	100.00%
Bradseg Participações S.A.	Holding	100.00%	100.00%
Bradescor Corretora de Seguros Ltda.	Insurance Brokerage	100.00%	100.00%
BSP Empreendimentos Imobiliários S.A.	Real estate	100.00%	100.00%
Cia. Securitizadora de Créditos Financeiros Rubi	Credit acquisition	100.00%	100.00%
Columbus Holdings S.A.	Holding	100.00%	100.00%
Nova Paiol Participações Ltda.	Holding	100.00%	100.00%
Other Activities - Overseas
Bradesco North America LLC (3)	Services	100.00%	100.00%
Investment Funds (7)
Bradesco F.I.R.F. Master II Previdência	Investment Fund	100.00%	100.00%
Bradesco F.I. Referenciado DI Performance	Investment Fund	100.00%	100.00%
Bradesco F.I.C.F.I. R.F. VGBL F10	Investment Fund	100.00%	100.00%
Bradesco F.I.R.F. Master IV Previdência	Investment Fund	100.00%	100.00%
Bradesco F.I.R.F. Master Previdência	Investment Fund	100.00%	100.00%
Bradesco Private F.I.C.F.I. RF PGBL/VGBL Ativo	Investment Fund	100.00%	100.00%
Bradesco FI Referenciado DI União	Investment Fund	99.99%	99.90%
Bradesco Private F.I.C.F.I. R.F. PGBL/VGBL Ativo - F 08 C	Investment Fund	100.00%	100.00%
Bradesco F.I.C.R.F. VGBL FIX	Investment Fund	100.00%	100.00%
Bradesco F.I.C.F.I. Renda Fixa V-A	Investment Fund	100.00%	100.00%

(1) Company merged into Kirton Bank S.A. in April 2019;

(2) Company merged into Banco Bradesco S.A. in August 2019.

(3) The functional currency of these companies abroad is the Real;

(4) The special purpose entity International Diversified Payment Rights Company is being consolidated. The company is part of a structure set up for the securitization of the future flow of payment orders received overseas;

(5) The functional currency of this company is the Mexican Peso;

(6) Accounting information used with date lag of up to 60 days; and

(7) The investment funds in which Bradesco assumes or substantially retains the risks and benefits were consolidated.

i.       Subsidiaries

Subsidiaries are all of the companies over which the Organization, has control. The Organization has control over an investee if it is exposed to, or has rights to, variable returns from its involvement with the investee and has the ability to affect those returns through its power over the investee. The subsidiaries are fully consolidated from the date at which the Organization obtains control over its activities until the date this control ceases.

For acquisitions meeting the definition of a business combination, the acquisition method of accounting is used. The cost of acquisition is measured as the fair value of the consideration, including assets given, equity instruments issued and liabilities incurred or assumed at the date of exchange. Identifiable assets acquired and liabilities and contingent liabilities assumed in a business combination are measured initially at their fair values at the acquisition date, irrespective of the extent of any non-controlling interest. The excess of the consideration given over the fair value of the Organization's share of the identifiable net assets and non-controlling interest acquired is recorded as goodwill. Any goodwill arising from business combinations is tested for impairment at least once a year and whenever events or changes in circumstances may indicate the need for an impairment write-down. If the cost of acquisition is less than the fair value of the Organization's share of the net assets acquired, the difference is recognized directly in the consolidated statement of income.

For acquisitions not meeting the definition of a business combination, the Organization allocates the cost between the individual identifiable assets and liabilities. The cost of acquired assets and liabilities is determined by (a) recognizing financial assets and liabilities at their fair value at the acquisition date; and (b) allocating the remaining balance of the cost of purchasing assets and assuming liabilities to individual assets and liabilities, other than financial instruments, based on their relative fair values of these instruments at the acquisition date.

ii.      Associates

Companies are classified as associates if the Organization has significant influence, but not control, over the operating and financial management policy decisions. Normally significant influence is presumed when the Organization holds in excess of 20%, but no more than 50%, of the voting rights. Even if less than 20% of the voting rights are held, the Organization could still have significant influence through its participation in the management of the investee or representations on its Board of Directors, providing it has executive power; i.e. voting power.

Investments in associates are recorded in the Organization's consolidated financial statements using the equity method and are initially recognized at cost. The investments in associates include goodwill (net of any impairment losses) identified at the time of acquisition.

iii.    Joint ventures

The Organization has contractual agreements in which two or more parties undertake activities subject to joint control. Joint control is the contractual sharing of control over an activity and it exists only if strategic, financial and operating decisions are made on a unanimous basis by the parties. A joint venture is an arrangement in which the Group has joint control, whereby the Group has rights to the arrangement, rather than rights to its assets and obligations for its liabilities. Investments in joint ventures are recorded in the consolidated financial statements of the Organization using the equity method.

iv.     Structured entities

A structured entity is an entity that has been designed such that voting or similar rights are not the dominant factor in deciding who controls the entity, such as when any voting rights relate to administrative tasks only and the relevant activities are directed by means of contractual arrangements.

Structured entities normally have some or all of the following features or characteristics:

•     restricted activities;

•     a narrow and well-defined objective, such as, to effect a specific structure like a tax efficient lease, to perform research and development activities, or to provide a source of capital or funding to an entity or to provide investment opportunities for investors by passing risks and rewards associated with the assets of the structured entity to investors;

•     thin capitalization, that is, the proportion of ‘real' equity is too small to support the structured entity's overall activities without subordinated financial support; and

•     financing in the form of multiple contractually linked instruments to investors that create concentrations of credit risk or other risks (tranches).

v.      Transactions with and interests of non-controlling shareholders

The Organization applies a policy of treating transactions with non-controlling interests as transactions with equity owners of the Bank. For purchases of equity from non-controlling interests, the difference between any consideration paid and the share of the carrying value of net assets of the subsidiary acquired is recorded in equity. Gains or losses on sales to non-controlling shareholders are also recorded in equity.

Profits or losses attributable to non-controlling interests are presented in the consolidated statements of income under this title.

vi.     Balances and transactions eliminated in the consolidation

Intra-group transactions and balances (except for foreign currency transaction gains and losses) are eliminated in the consolidation process, including any unrealized profits or losses resulting from operations between the companies except when unrealized losses indicate an impairment loss of the asset transferred which should be recognized in the consolidated financial statements. Consistent accounting policies as well as similar valuation methods for similar transactions, events and circumstances are used throughout the Organization for the purposes of consolidation.

Foreign currency translation

2.2       Foreign currency translation

                 i.          Functional and presentation currency

Items included in the financial statements of each of the Organization's entities are measured using the currency of the primary economic environment in which the entity operates (the functional currency). The consolidated financial statements are presented in Brazilian Reais (R$), which is the Organization's presentation currency. The domestic and foreign subsidiaries use the Real as their functional currency, with the exception of the subsidiary in Mexico, which uses the Mexican Peso as its functional currency.

                ii.          Transactions and balances

Foreign currency transactions, which are denominated or settled in a foreign currency, are translated into the functional currency using the exchange rates prevailing on the dates of the transactions.

Monetary items denominated in foreign currency are translated at the closing exchange rate as at the reporting date. Non-monetary items measured at historical cost denominated in a foreign currency are translated at the exchange rate on the date of initial recognition; non-monetary items in a foreign currency that are measured at fair value are translated using the exchange rates on the date when the fair value was determined.

Foreign exchange gains and losses resulting from the settlement of foreign currency transactions and from the translation at each period exchange rates of monetary assets and liabilities denominated in foreign currencies are recognized in the consolidated statement of income as “Net gains/(losses) of foreign currency transactions”.

In the case of changes in the fair value of monetary assets denominated in foreign currency classified as financial assets at fair value through other comprehensive income, a distinction is made between translation differences resulting from changes in amortized cost of the security and other changes in the carrying amount of the security. Translation differences related to changes in the amortized cost are recognized in the consolidated statement of income, and other changes in the carrying amount, except impairment, are recognized in equity.

               iii.          Foreign operations

The results and financial position of all foreign operations (none of which has the currency of a hyperinflationary economy) that have a functional currency different from the presentation currency are translated into the presentation currency as follows:

•       Assets and liabilities for each consolidated statement of financial position presented are translated at the closing rate at the reporting date;

•       Income and expenses for each consolidated statement of income are translated at average exchange rates (unless this average is not a reasonable approximation of the cumulative effect of the rate prevailing on the transaction dates, in which case income and expenses are translated at the rates in effect on the dates of the transactions); and

•       All resulting exchange differences are recognized in other comprehensive income.

Exchange differences arising from the above process are reported in equity as “Foreign currency translation adjustment”.

On consolidation, exchange differences arising from the translation of the net investment in foreign entities are taken to “Other comprehensive income”. If the operation is a non-wholly owned subsidiary, then the relevant proportion of the transaction difference is allocated to the non-controlling interest. When a foreign operation is partially sold or disposed, such exchange differences, which were recognized in equity, are recognized in the consolidated statement of income as part of the gain or loss on sale.

Cash and cash equivalents

2.3       Cash and cash equivalents

Cash and cash equivalents include: cash, bank deposits, unrestricted balances held with the Central Bank of Brazil and other highly liquid short-term investments, with original maturities of three months or less and which are subject to insignificant risk of changes in fair value, used by the Organization to manage its short-term commitments. See Note 18 (b) - “Cash and cash equivalents”.

Financial assets and liabilities

2.4       Financial assets and liabilities

Accounting Practices adopted as of January 1, 2018.

i.       Financial assets

In 2018, we began to apply IFRS 9, which contains a new approach for classification and measurement of financial assets, where the entity is based on the business model for the management of financial assets, as well as the characteristics of contractual cash flow of the financial asset. This new approach replaced the financial assets categories foreseen in IAS 39: (i) measured at fair value through profit or loss; (ii) investments held to maturity; (iii) loans and receivables; and (iv) available for sale.

IFRS 9 classifies financial assets into three categories: (i) measured at amortized cost; (ii) measured at fair value through other comprehensive income (FVOCI - Shareholders' Equity); and (iii) measured at fair value through profit or loss (FVTPL).

- Business model: it relates to the way in which the entity manages its financial assets to generate cash flows. The objective of the Management for a particular business model, is: (i) to maintain the assets to receive contractual cash flows; (ii) to maintain the assets to receive the contractual cash flows and sales; or (iii) any other model. When the financial assets conform to the business models (i) and (ii) the SPPI test (Solely Payment of Principal and Interest) should be applied.

- SPPI Test: the purpose of this test is to assess the contractual terms of the financial instruments to determine if they give rise to cash flows at specific dates that conform only to the payment of the principal and interest on the principal amount.

In this sense, the principal refers to the fair value of the financial asset at the initial recognition and interest refers to the consideration for the time value of money, the credit risk associated with the principal amount outstanding for a specific period of time and other risks and borrowing costs. Financial instruments that do not fall under the aforementioned concept are measured at FVTPL, such as derivatives.

•     Measured at fair value through profit or loss

All financial assets that do not meet the criteria of measurement at amortized cost or at FVOCI are classified as measured at FVTPL, in addition to those assets that in the initial recognition are irrevocably designated at FVTPL, if this eliminates or significantly reduces asset-liability mismatches.

Financial assets measured at FVTPL are initially recorded at fair value with subsequent changes to the fair value recognized immediately in profit or loss.

They are held for trading if it is acquired by Organization for the purpose of selling it in the short-term or if it is part of a portfolio of identified financial instruments that are managed together for short-term profit or position taking, or, eventually, assets that do not meet the SPPI test. Derivative financial instruments are also categorized as FVTPL.

Financial assets are initially recognized in the consolidated statement of financial position at fair value and the transaction costs are recorded directly in the consolidated statement of income.

Interest income is recognized in the consolidated statement of income using the effective interest method, the realized and unrealized gains and losses arising from changes in fair value of non-derivative assets are recognized directly in the consolidated statement of income under “Net gains/(losses) on financial assets and liabilities at fair value through profit or loss”. Interest income on financial assets measured at FVTPL is included in “Interest and similar income”. For the treatment of derivative assets see Note 2(d)(iii).

•       Measured at fair value through other comprehensive income

They are financial assets that meet the criterion of the SPPI test, which are held in a business model whose objective is both to maintain the assets to receive the contractual cash flows as well as for sale.

Financial assets are initially recognized at fair value, plus any transaction costs that are directly attributable to their acquisition or their issuance and are, subsequently, measured at fair value with gains and losses being recognized in other comprehensive income, except for impairment losses and foreign exchange gains and losses on debt securities, until the financial asset is derecognized. The expected credit losses are recorded in the consolidated statement of income in contrast to "Other comprehensive income", having no impact on the gross carrying amount of the asset.

Interest income is recognized in the consolidated statement of income using the effective interest method. Dividends on equity instruments are recognized in the consolidated statement of income in ‘Dividend income', within “Net Gains/(losses) on financial assets at fair value through other comprehensive income” when the Organization's right to receive payment is established. Gains or losses arising out of exchange variation on investments in debt securities classified as FVOCI are recognized in the consolidated statement of income. See Note 2(d)(viii) for more details of the treatment of the expected credit losses.

•       Measured at amortized cost

Financial assets that meet the criterion of the SPPI test, which are held in a business model whose objective is to maintain the assets to receive the contractual cash flows.

Financial assets measured at amortized cost are recognized initially at fair value including direct and incremental costs, and are subsequently recorded at amortized cost, using the effective interest rate method.

Interest are recognized in the consolidated statement of income and reported as “Interest and similar income”. In the case of expected credit loss, it is reported a deduction from the carrying value of the financial asset and is recognized in the consolidated statement of income.

ii.      Financial liabilities

The Organization classifies its financial liabilities as subsequently measured at amortized cost, using the effective interest rate method, except for the following financial instruments.

•       Measured at fair value through profit and loss

These financial liabilities are recorded and measured at fair value and the respective changes in fair value are immediately recognized in the income statement. These liabilities can be subdivided into two different classifications upon initial recognition: financial liabilities designated at fair value through profit and loss and financial liabilities held for trading.

-        Financial liabilities designated at FVTPL on initial recognition

These are liabilities that on initial recognition are irrevocably designated at FVTPL, if this eliminates or significantly reduces asset-liability mismatches.

The Organization does not have any financial liability designated at fair value through profit and loss in income.

-        Financial liabilities held for trading

Financial liabilities held for trading recognized by the Organization are derivative financial instruments. For the treatment of derivatives see Note 2(d)(iii).

•       Financial guarantee contracts and loan commitments

Financial guarantees are contracts that require the Organization to make specific payments under the guarantee for a loss incurred when a specific debtor fails to make a payment when due in accordance with the terms of the debt instrument.

Financial guarantees are initially recognized in the financial statements at fair value on the date the guarantee was given. Subsequent to initial recognition, the Organization's obligations under such guarantees are measured by the higher value between (i) the value of the provision for expected losses and (ii) the value initially recognized, minus, if appropriate, the accumulated value of the revenue from the service fee. The fee income earned is recognized on a straight-line basis over the life of the guarantee. Any increase in the liability relating to guarantees is reported in the consolidated statement of income within “Other operating income/ (expenses)”.

The expected credit losses, referring to loan commitments, are recognized in liabilities and are calculated, as described in note 3.1.

iii.    Derivative financial instruments and hedge transactions

Derivatives are initially recognized at fair value on the date the respective contract is signed and are, subsequently, re-measured at their fair values with the changes recognized in the income statement under “Net gains or losses on financial assets at fair value through profit or loss”.

Fair values are obtained from quoted market prices in active markets (for example, for exchange-traded options), including recent market transactions, and valuation techniques (for example for swaps and foreign currency transactions), such as discounted cash-flow models and options-pricing models, as appropriate. The calculation of fair value, the counterparty's and the entity's own credit risk are considered.

Certain derivatives embedded in other financial instruments are treated as separate derivatives when their economic characteristics and risks are not closely related to those of the host contract and the host contract is not recorded at fair value through profit or loss. These embedded derivatives are separately accounted for at fair value, with changes in fair value recognized in the consolidated statement of income.

The Organization has structures of cash flow hedges, whose objective is to protect the exposure to variability in cash flows attributable to a specific risk associated with all the assets or liabilities recognized, or a component of it. The details of these structures have been presented in Note 3.2 - Market risk.

iv.     Recognition

Initially, the Organization recognizes deposits, securities issued and subordinated debts and other financial assets and liabilities on the trade date, in accordance with the contractual provisions of the instrument.

v.      Derecognition

Financial assets are derecognized when there is no reasonable expectation of recovery, when the contractual rights to receive the cash flows from these assets have ceased to exist or the assets have been transferred and substantially all the risks and rewards of ownership of the assets are also transferred. Financial liabilities are derecognized when they have been discharged, paid, redeemed, cancelled or expired. If a renegotiation or modification of terms of an existing financial asset is such that the cash flows of the modified asset are substantially different from those of the original unmodified asset, then the original financial asset is derecognized and the modified financial asset is recognized as a new financial asset and initially measured at fair value.

vi.     Offsetting financial instruments

Financial assets and liabilities are offset and the net amount reported in the consolidated statement of financial position when, the Organization has the intention and the legal enforceable right to offset the recognized amounts on a net basis or realize the asset and settle the liability simultaneously.

vii.   Determination of fair value

The determination of the fair values for the majority of financial assets and liabilities is based on the market price or quotes of security dealers for financial instruments traded in an active market. The fair value for other instruments is determined using valuation techniques. The valuation techniques which include use of recent market transactions, discounted cash flow method, comparison with other instruments similar to those for which there are observable market prices and valuation models.

For more common other instruments the Organization uses widely accepted valuation models that consider observable market data in order to determine the fair value of financial instruments.

For more complex instruments, the Organization uses its own models that are usually developed from standard valuation models. Some of the information included in the models may not be observable in the market and is derived from market prices or rates or may be estimated on the basis of assumptions.

The value produced by a model or by a valuation technique is adjusted to reflect various factors, since the valuation techniques do not necessarily reflect all of the factors that market participants take into account during a transaction.

The valuations are adjusted to consider the risks of the models, differences between the buy and sell price, credit and liquidity risks, as well as other factors. Management believes that such valuation adjustments are necessary and appropriate for the correct evaluation of the fair value of the financial instruments recorded in the consolidated statement of financial position.

More details on the calculation of the fair value of financial instruments are available in Note 3.4.

viii.  Expected credit losses

The Organization calculates the expected credit losses in prospective bases for financial instruments measured at amortized cost, at FVOCI (with the exception of investments in equity instruments), financial guarantees and loan commitments.

Expected credit losses on financial instruments are measured as follows:

Financial assets: it is the present value of the difference between contractual cash flows and the cash flows that the Organization hopes to recover discounted at the effective interest rate of the operation;

Financial guarantees: it is the present value of the difference between the expected payments to reimburse the holder of the guarantee and the values that the Organization expects to recover discounted at a rate that reflects the market conditions; and

Loan commitments: is the present value of the difference between the contractual cash flows that would be due if the commitment was used and the cash flows that the Organization expects to recover discounted at a rate that reflects the market conditions.

Expected losses will be measured on one of the following basis:

- Credit losses expected for 12 months, i.e., credit losses as a result of possible events of delinquency within 12 months after the reporting date; and

- Credit Losses expected for the whole of lifecycle, i.e., credit losses that result from all possible events of delinquency throughout the expected lifecycle of a financial instrument.

The measurement of expected losses for the whole lifecycle is applied when a financial asset, on the date of the report, has a significantly increased of the credit risk since its initial recognition and the measurement of credit loss of 12 months is applied when the credit risk has not increased significantly since its initial recognition. The Organization may determine that the credit risk of a financial asset has not increased significantly when the asset has a low credit risk on the date of the report.

With respect to Brazilian government bonds, the Organization has internally developed a study to assess the credit risk of these securities, which does not expect any loss for the next 12 months, that is, no provision is required for credit losses.

The amount of loss is measured as the difference between the asset's carrying amount and the present value of estimated future cash flows (excluding future credit losses that have not been incurred) discounted at the financial asset's original effective interest rate. The asset's carrying amount is reduced through provisions and the amount of the loss is recognized in the consolidated statement of income.

The calculation of the present value of the estimated future cash flows of a collateralized financial asset reflects the cash flows that may result from foreclosure less costs for obtaining and selling the collateral.

The methodology and assumptions used for estimating future cash flows are reviewed regularly to mitigate any differences between loss estimates and actual loss experience.

Following the recognition of expected credit loss, interest income is recognized using the effective rate of interest which was used to discount the future cash flows, on the accounting value gross of provision, except for assets with problem of credit recovery, in which, the rate stated is applied at the net book value of the provision.

The whole or part of a financial asset is written off against the related credit loss expected when there is no reasonable expectation of recovery. Such loans are written off after all the relevant collection procedures have been completed and the amount of the loss has been determined. Subsequent recoveries of amounts previously written off are credited to the consolidated statement of income.

The criteria used to calculate the expected credit loss and to determine the significantly increased of the credit risk are detailed in Note 3.1.

Accounting Practices adopted until December 31, 2017.

The Organization opted for the exemption provided by the Standard not to restate comparative information from prior periods arising from the changes arising from IFRS 9, therefore we present below the accounting policies applied to Financial Instruments up to December 31, 2017:

i.    Sale and repurchase agreements

Securities sold subject to repurchase agreements are presented in the consolidated financial statements in “Financial assets pledged as collateral”. The counterparty liability is included in “Deposits from Banks”. Securities purchased under agreements to resell are recorded in “Loans and advances to banks” or “Loans and advances to customers”, as appropriate. The difference between sale and repurchase price is treated as interest in the consolidated statement of income and recognized over the life of the agreements using the effective interest rate method.

ii.   Financial assets

The Organization classifies its financial assets into the following categories: measured at fair value through profit or loss, available-for-sale, held-to-maturity and loans and receivables. The classification depends on the purpose for which the financial assets were acquired. Management determines the classification of its financial assets on initial recognition.

•       Measured at fair value through profit or loss

Financial assets are recorded and initially measured at fair value, with subsequent subsequent changes in fair value recognized immediately in profit or loss. These assets can be subdivided into two distinct classifications: financial assets designated at fair value through profit or loss; and financial assets for trading (upon initial recognition).

- Financial assets designated at fair value through profit or loss

The Organization does not have any financial assets designated at fair value through profit or loss.

- Financial assets for trading (except Derivatives)

Financial assets for trading are assets held by the Organization for the purpose of trading them in the short term or maintaining them as part of a managed portfolio in order to obtain short-term profit or to take positions. Derivative financial instruments are also classified as held for trading.

Financial assets held for trading are initially recognized and measured at fair value on the balance sheet, and transaction costs are recorded directly in the statement of income for the period.

Realized and unrealized gains and losses arising from changes in the fair value of non-derivative financial assets are recognized directly in the income statement under "Gains and losses net of financial assets for trading". Interest income on financial assets held for trading is recognized in "Net interest income".

•       Available-for-sale financial assets

Available-for-sale financial assets are non-derivative financial assets, for which it is intended to be held for an indefinite period of time, and which may be sold in response to changes in interest rates, foreign exchange rates, prices of equity securities or liquidity needs or that are not classified as held-to-maturity, loans and receivables or at fair value through profit or loss.

They are initially recognized at fair value, which corresponds to the amount paid including transaction costs and is subsequently measured at fair value with gains and losses recognized in equity, other comprehensive income, except for impairment losses recoverable from exchange gains and losses until the financial asset is no longer recognized. If an available-for-sale financial asset presents a loss due to impairment, the accumulated loss recorded in other comprehensive income is recognized in the statement of income.

Interest income is recognized in the income statement using the effective interest rate method. Dividend income is recognized in the consolidated statement of income when the Organization becomes entitled to the dividend. Foreign exchange gains and losses on investments in debt securities classified as available for sale are recognized in the consolidated statement of income.

•       Held-to-maturity investments

Held-to-maturity investments are non-derivative financial assets with fixed or determinable payments and fixed maturity that the Organization has the intention and ability to hold to maturity and which are not designated at the initial recognition as at fair value through profit or loss, or as available for sale and that do not meet the definition of loans and receivables.

They are initially recognized at fair value including direct and incremental costs and are subsequently accounted for at amortized cost using the effective interest rate method.

Interest on investments held to maturity is included in the consolidated statement of income as "Interest and similar income". In the event of impairment, the impairment loss is recognized as a deduction from the carrying amount of the investment and is recognized in the consolidated statement of income.

•       Loans and receivables

Loans and receivables are non-derivative financial assets with fixed or determinable payments that are not quoted in an active market that have not been designated as "available for sale" or "at fair value through profit or loss" and that the Organization does not intends to sell immediately or in the short term.

They are initially measured at fair value plus direct transaction costs and subsequently measured at amortized cost using the effective interest rate method.

Loans and receivables are recognized in the balance sheet as loans and advances to financial institutions or to customers. Interest on loans is included in the income statement as "Interest and similar income". In the event of impairment, the impairment loss is reported as a reduction in the book value of loans and advances and is recognized in the statement of income as "Impairment losses on loans and advances".

iii. Financial liabilities

The Organization classifies its financial liabilities in the following categories: measured at fair value through profit or loss and at amortized cost.

•       Measured at fair value through profit or loss

They are recorded and valued at fair value, and the respective changes in fair value are recognized immediately in profit or loss. These liabilities can be subdivided into two distinct classifications: financial liabilities designated at fair value through profit or loss and financial liabilities for trading.

- Financial liabilities at fair value through profit or loss

The Organization does not have any financial liabilities designated at fair value through profit or loss.

- Financial liabilities for trading

The financial liabilities for trading recognized by the Organization are derivative financial instruments.

•       Financial liabilities at amortized cost

These are financial liabilities that are not measured at fair value through profit or loss. They are initially recorded at fair value and subsequently measured at amortized cost. They include, among others, resources from financial and client institutions, debt securities issuance and subordinated debt securities.

iv.  Deposits, securities issued and subordinated liabilities

Deposits, securities issued and subordinated liabilities are the main funding sources used by the Organization to finance its operations.

They are initially measured at fair value plus transaction costs and subsequently measured at amortized cost using the effective interest rate method.

v.   Derivative financial instruments and hedge operations

Derivatives are initially recognized at fair value on the date a derivative contract is entered into and are subsequently remeasured to their fair values with the changes being recognized in the statement of income under "Gains and losses on financial assets held for trading".

Fair values are derived from quoted market prices in active markets (for example, exchange traded options), including recent market transactions and valuation techniques (eg, swaps and currency transactions), discounted cash and option pricing models, as appropriate. In determining the fair value, the credit risk of the counterparty and the entity itself is considered.

Certain derivatives embedded in other financial instruments are treated as separate derivatives when their economic characteristics and risks are not closely related to those in the main contract and the contract is not accounted for at fair value through profit or loss. These embedded derivatives are recorded separately at fair values, with changes in fair values being included in the consolidated income statement.

vi.  Impairment of financial assets

a)   Financial assets recognized at amortized cost

At each balance sheet date, the Organization assesses whether there is objective evidence that the carrying amount of the financial assets is impaired. Impairment losses are only recognized if there is objective evidence that a loss occurs after the initial recognition of the financial asset and that the loss has an impact on the future cash flows of the financial asset or group of financial assets , which can be estimated reliably.

The criteria that the Organization uses to determine whether there is objective evidence of a impairment loss include:

- Relevant financial difficulty of the issuer or borrower;

- A breach of contract, such as default or delays in the payment of interest or principal;

- Economic or legal reasons related to the financial difficulty of the borrower, guarantees to the borrower a concession that the creditor would not consider;

- When it becomes probable that the policyholder declares bankruptcy or other financial reorganization;

- The disappearance of an active market for that financial asset due to financial difficulties; or

- Observable data indicating that there is a measurable reduction in estimated future cash flows from a portfolio of financial assets since the initial recognition of those assets, although the loss event can not yet be identified at the level of the individual financial assets in the portfolio, including:

(i) adverse changes in the payment situation of the borrowers of the assessed group; and

(ii) national or local economic conditions that correlate with default on assets.

The Organization considers evidence of impairment for both individually significant assets and for assets at the collective level. All significant financial assets are valued for specific losses.

All significant assets that the evaluation indicates are not specifically impaired are evaluated collectively to detect any impairment losses incurred but not yet identified. Financial assets, accounted for at amortized cost, which are not individually significant, are evaluated collectively to detect impairment losses, grouping them according to similar risk characteristics. Financial assets, which are individually assessed for impairment and a loss is recognized, are not included in the collective assessment of impairment.

The amount of the loss is measured as the difference between the book value of the assets and the present value of the estimated future cash flows (excluding future credit losses that were not incurred) discounted at the original interest rate of the financial assets. The book value of the asset is reduced through provisions and the amount of the loss is recognized in the statement of income.

The calculation of the present value of the estimated future cash flows of a guaranteed financial asset reflects the cash flows, which may result from the asset's execution, less the costs of obtaining and selling the guarantee.

For the purposes of a collective assessment of impairment, financial assets are grouped based on similar credit risk characteristics (ie, based on the process, the Organization classifies the type of product, business segments, location geographical, type of guarantee, maturity and other related factors). These characteristics are relevant for estimating future cash flows for groups of such assets as they are indicative of the borrower's ability to pay all amounts owed in accordance with the contractual terms of the assets to be valued.

Future cash flows in a group of financial assets, tested together to determine if there is any impairment, are estimated based on the contracted cash flows of a group of assets and the history of losses for assets with risk characteristics similar to those of the group of assets. Loss history is adjusted according to current observable data to reflect the effects of current conditions that did not affect the period in which the loss history is based and to disregard the effects of the conditions existing in the historical period that do not currently exist.

The methodology and assumptions used to estimate future cash flows are reviewed regularly to reduce any differences between the loss estimates and the actual loss.

After the impairment loss, financial income is recognized using the effective interest rate, which was used to discount future cash flows in order to measure the impairment loss.

When it is not possible to receive a credit, it is written off against the respective provision for impairment. These credits are written off after the completion of all necessary recovery procedures for the determination of the loss amount. Subsequent recoveries of amounts previously written off are credited to the income statement.

b)   Financial assets classified as available for sale

The Organization shall assess, at the end of each reporting period, whether there is objective evidence that a financial asset or group of financial assets is deteriorating. For debt instruments, the Organization uses the criteria mentioned in item (a) above in order to identify a loss event.

In the case of equity instruments classified as available for sale, a material or prolonged decline in the fair value of the security below its cost is considered as evidence that impairment losses have been incurred.

If any such evidence exists for available for sale financial assets, the cumulative loss - measured as the difference between the acquisition cost and the current fair value less any impairment loss on the previously recognized financial asset - is written off recognized in the statement of income.

If, in a subsequent period, the fair value of a debt instrument classified as available for sale increases and the increase can be objectively related to an event that occurred after the impairment loss was recognized, the reduction is reversed from the income statement. Impairment losses on capital instruments recognized in the statement of income are not reversed. Increase in fair value of equity instruments after impairment is recognized directly in equity in other comprehensive income.

Non-current assets held for sale

2.5       Non-current assets held for sale

Under certain circumstances, property is repossessed following foreclosure of loans that are in default. Repossessed properties are measured at the lower of their carrying amount or fair value less the costs to sell - whichever is the lowest - and are included within “Non-current assets held for sale”.

Property and equipment

2.6       Property and equipment

i.    Recognition and valuation

Property and equipment are measured at cost less accumulated depreciation and accumulated impairment losses (see Note 2(i) below), if any. The cost includes expenses directly attributable to the acquisition of an asset.

The cost of assets internally produced includes the cost of materials and direct labor, as well as any other costs that can be directly allocated and that are necessary for them to function.

When parts of an item have different useful lives, and separate control is practical, they are recorded as separate items (main components) comprising the property and equipment.

Useful lives and residual values are reassessed at each reporting date and adjusted, if appropriate.

Gains and losses from the sale of property and equipment are determined by comparing proceeds received with the carrying amount of the asset and are recorded in the consolidated income statement under the heading “Other operating income/(expenses)”.

ii.   Subsequent costs

Expenditure on maintenance and repairs of property and equipment items is recognized as an asset when it is probable that future economic benefits associated with the items will flow to the Organization for more than one year and the cost can be measured reliably. The carrying amount of the replaced part is derecognized. All other repairs and maintenance costs are charged to the consolidated statement of income during the reporting period in which they are incurred.

iii.  Depreciation

Depreciation is recognized in the consolidated statement of income using the straight-line basis and taking into consideration the estimated useful economic life of the assets. The depreciable amount is the gross-carrying amount, less the estimated residual value at the end of the useful economic life. Land is not depreciated. Useful lives and residual values are reassessed at each reporting date and adjusted, if appropriate.

Intangible assets

2.7       Intangible assets

Intangible assets comprise separately identifiable non-monetary items, without physical substance due to business combinations, such as goodwill and other purchased intangible assets, computer software and other such intangible assets. Intangible assets are recognized at cost. The cost of an intangible asset, acquired in a business combination, is its fair value at the date of acquisition. Intangible assets with a definite useful life are amortized over their estimated useful economic life. Intangible assets with an indefinite useful life are not amortized.

Generally, the identified intangible assets of the Organization have a definite useful life. At each reporting date, intangible assets are reviewed for indications of impairment or changes in estimated future economic benefits - see Note 2(i) below.

i.    Goodwill

Goodwill (or bargain purchase gain) arises on the acquisition of subsidiaries, associates and joint ventures.

Goodwill reflects the excess of the cost of acquisition in relation to the Organization's share of the fair value of net identifiable assets or liabilities of an acquired subsidiary, associate or joint venture on the date of acquisition. Goodwill originated from the acquisition of subsidiaries is recognized as “Intangible Assets”, and the goodwill from acquisition of associates and joint ventures is included in the carrying amount of the investment. When the difference between the cost of acquisition and the Organization's share of the fair value of net identifiable assets or liabilities is negative (bargain purchase gain), it is immediately recognized in the consolidated statement of income as a gain on the acquisition date.

Goodwill is tested annually or whenever a trigger event has been observed, for impairment (see Note 2(i) below). Gains and losses realized in the sale of an entity include consideration of the carrying amount of goodwill relating to the entity sold.

ii.   Software

Software acquired by the Organization is recorded at cost, less accumulated amortization and accumulated impairment losses, if any.

Internal software-development expenses are recognized as assets when the Organization can demonstrate its intention and ability to complete the development, and use the software in order to generate future economic benefits. The capitalized costs of internally developed software include all costs directly attributable to development and are amortized over their useful lives. Internally developed software is recorded at its capitalized cost less amortization and impairment losses (see Note 2(i) below).

Subsequent software expenses are capitalized only when they increase the future economic benefits incorporated in the specific asset to which it relates. All other expenses are recorded as expenses as incurred.

Amortization is recognized in the consolidated statement of income using the straight-line method over the estimated useful life of the software, beginning on the date that it becomes available for use. The estimated useful life of software is from two to five years. Useful life and residual values are reviewed at each reporting date and adjusted, if necessary.

iii.  Other intangible assets

Other intangible assets refer basically to the customer portfolio and acquisition of banking service rights. They are recorded at cost less amortization and impairment losses, if any, and are amortized for the period in which the asset is expected to contribute, directly or indirectly, to the future cash flows.

These intangible assets are reviewed annually, or whenever events or changes in circumstances occur which could indicate that the carrying amount of the assets cannot be recovered. If necessary, the write-off or impairment (see Note 2(i) below) is immediately recognized in the consolidated statement of income.

Leasing

2.8       Leasing

Until December 31, 2018, the Organization adopted IAS 17 as accounting practice for recording its leasing transactions, as described below. IFRS 16 is mandatory for the fiscal years beginning after January 1, 2019.

Accounting Policy applicable until December 31, 2018

The Organization has both operating and finance leases and operates as a lessee and a lessor.

Leases in which a significant part of the risks and benefits of the asset is borne by the lessor are classified as operating leases. For leases in which a significant part of the risks and benefits of the asset is borne by the lessee, the leases are classified as financial lease.

Leases under the terms of which the Organization assumes substantially all the risks and rewards of ownership are classified as finance leases. Upon initial recognition, the leased asset is measured at an amount equal to the lower of its fair value and the present value of the minimum lease payments. Subsequent to initial recognition, the asset is accounted for in accordance with the accounting policy applicable to that asset.

As a lessee, the Organization classifies its leasing operations mainly as operating leases, and the monthly payments are recognized in the financial statements using the straight-line method over the term of the lease. Lease incentives received are recognized as an integral part of the total lease expense, over the term of the lease.

When an operating lease is terminated before the contract expires, any payment that may be made to the lessor in the form of a penalty is recognized as an expense for the period.

Minimum lease payments made under finance leases are apportioned between the finance expense and the reduction of the outstanding liability. The finance expense is allocated to each period during the lease term so as to produce a constant periodic rate of interest on the remaining balance of the liability.

Contingent lease payments are accounted for by revising the minimum lease payments over the remaining term of the lease when the lease adjustment is confirmed.

As a lessor, the Organization has substantial finance lease contracts, in value and total number of contracts.

i.    Finance Leases

Finance lease assets in the consolidated statement of financial position are initially recognized in the “loans and advances to customers” account at an amount equal to the net investment in the lease.

The initial direct costs generally incurred by the Organization are included in the initial measurement of the lease receivable and recognized as part of the effective interest rate of the contract, decreasing the amount of income recognized over the lease term. These initial costs include amounts for commissions, legal fees and internal costs. The costs incurred in relation to the negotiation, structuring and sales of leases are excluded from the definition of initial direct costs and therefore are recognized as expenses at the beginning of the lease term.

Recognition of financial revenue reflects a constant rate of return on the net investment made by the Organization.

The estimated non-guaranteed residual values used in the calculation of the gross investment of the lessor in the lease are reviewed at least annually. If there is a decrease in the estimated non-guaranteed residual value, the income allocated over the period of the lease is also reviewed periodically and any decrease in relation to the accumulated values is immediately recognized in the consolidated statement of income.

The lease receivables are subject to the requirements of Write-off and credit Losses expected, described in the topic above, financial assets and liabilities, items v and viii, respectively.

ii.   Operating leases

The assets leased under operating leases, where the Organization acts as lessor, are recognized in the consolidated statement of financial position as property and equipment according to the nature of the item leased.

The initial direct costs incurred by the Organization are added to the carrying amount of the leased asset and are recognized as expenses over the period of the lease and on the same basis as the income recognition.

Revenue from lease is recognized using the straight-line method over the term of the lease, even if the payments are not made on the same basis. Costs, including depreciation and maintenance, incurred in the generation of income are recognized as expenses.

The depreciation policy for leased assets is the same as the depreciation policy used by the Organization for similar assets.

Accounting Policy adopted from January 01, 2019

The Organization assesses at contract inception whether a contract is, or contains, a lease. That is, if the contract conveys the right to control the use of an identified asset for a period of time in exchange for consideration.

Bradesco applies a single recognition and measurement approach for all leases, except for short-term leases and leases of low-value assets. The Organization recognizes lease liabilities to make lease payments and right-of-use assets representing the right to use the underlying assets.

At the beginning of a lease, the Organization recognizes a lease liability and a right of use asset. The expenses with interest on the lease liability and expenses of depreciation of the right of use asset are recognized separately.

The right of use asset is measured initially at cost value and is subsequently reduced by the accumulated depreciation and any accumulated impairment losses, when applicable. The right of use will also be adjusted in case of re-measurement of the lease liability. The depreciation is calculated in a linear fashion by the term of the leases.

The lease term is defined as the non-cancellable term of the lease, together with (i) periods covered by the option to extend the lease, if the lessee is reasonably certain to exercise that option; and (ii) periods covered by the option to terminate the lease, if the lessee is reasonably certain that it will not exercise that option. The Organization has a descriptive policy for the property lease terms, which considers the business plan and management expectations, extension options and local laws and regulations.

The lease liability is measured initially at the present value of the future lease payments, discounted by the incremental rate applied to each contract in accordance with the leasing term.

The lease payments include fixed payments, less any lease incentives receivable, and variable lease payments that depend on an index or a rate. Variable lease payments that do not depend on an index or a rate are recognised as expenses in the period in which the event or condition that triggers the payment occurs.

The incremental rate applied by the Organization takes into account the funding rate free of risk adjusted by the credit spread.

Subsequently, the lease liability is adjusted to reflect the interest levied on the payment flows, re-measured to reflect any revaluation or modifications of leasing and reduced to reflect the payments made.

Financial charges are recognized as a “Interest and similar expenses” and are adjusted in accordance with the term of the contracts, considering the incremental rate.

The contracts and leases of properties with an indefinite period were not considered in the scope of IFRS 16 because they are leases in which the contract can be terminated at any time without a significant penalty. In this way, the rental contract was not considered as executable.

Short-term leases and leases of low-value assets

The Organization applies the short-term lease recognition exemption to its short-term leases (leases that have a lease term of 12 months or less from the commencement date and do not contain a purchase option). It also applies the lease of low-value assets recognition exemption to leases that are considered to be low value. Lease payments on short-term leases and leases of low-value assets are recognized as expense over the lease term.

Impairment losses on non-financial assets (except for deferred tax assets)

2.9       Impairment losses on non-financial assets (except for deferred tax assets)

Assets that have an indefinite useful life such as goodwill are not subject to amortization and are tested, at least, annually at the same date to verify the existence of impairment.

Assets, which are subject to amortization or depreciation, are reviewed to verify impairment whenever events or changes in circumstances indicate that the carrying amount may not be recoverable. An impairment loss is recognized based on the excess the carrying amount of the asset or the cash generating unit (CGU) over its estimated recoverable amount. The recoverable amount of an asset or CGU is the greater of its fair value, less costs to sell, and its value in use.

For the purpose of impairment testing, the assets that cannot be tested individually are grouped together into the smallest group of assets that generates cash inflows from continuing use that are largely independent of the cash inflows of other assets or CGUs. Subject to a ceiling of the operating segments, for the purpose of goodwill impairment testing, CGUs to which goodwill has been allocated are aggregated so that the level at which impairment testing is performed reflects the lowest level at which goodwill is monitored for internal reporting purposes. Goodwill acquired in a business combination is allocated to CGU or groups of CGUs that are expected to benefit from the synergies of the combination.

When assessing the value in use, future profitability based on business plans and budgets are used, and the estimated future cash flows are discounted to their present value using a discount rate that reflects the current market conditions of the time value of money and the specific risks of the asset or CGU.

The Organization's corporate assets do not generate separate cash inflows and are utilized by more than one CGU. Corporate assets are allocated to CGUs on a reasonable and consistent basis and tested for impairment as part of the testing of the CGU to which the corporate asset is allocated.

Impairment losses are recognized in the consolidated Statement of Income. Impairment losses recognized in respect of CGUs are allocated first to reduce the carrying amount of any goodwill allocated to the CGU (or group of CGUs) and then to reduce the carrying amount of the other assets in the CGU (or group of CGUs) on a pro rata basis.

An impairment of goodwill cannot be reversed. With regard to other assets, an impairment loss recognized in previous periods is reassessed at each reporting date for any indications that the impairment has decreased or no longer exists. An impairment loss will be reversed if there has been a change in the estimates used to determine the recoverable amount or to the extent that the carrying amount of the asset does not exceed the carrying amount that would have been determined, net of depreciation and amortization, if no impairment had been recognized.

Provisions, contingent assets and liabilities and legal obligations

2.10     Provisions, contingent assets and liabilities and legal obligations

A provision is recognized when, as a result of a past event, the Organization has a present legal or constructive obligation that can be reliably estimated and it is probable that an outflow of resources will be required to settle the obligation. Provisions are determined by discounting the expected future cash flows at a pre-tax rate that reflects current market assessments of the time value of money and the risks specific to the liability.

Provisions were established by Management whenever it considers that there is a probable loss taking into account the opinion of their legal advisors; the nature of the actions; the similarity to previous suits; the complexity and the positioning of the Courts.

Contingent liabilities are not recognized, since their existence will only be confirmed by the occurrence or not of one or more future and uncertain events that are not totally under the control of the Management. Contingent liabilities do not meet the criteria for recognition, since they are considered as possible losses and should only be disclosed in explanatory notes, when relevant. Obligations classified as remote are neither provisioned nor disclosed.

Contingent assets are recognized only when there are actual guarantees or definitive favorable court rulings, over which there are no more resources, characterizing the gain as practically certain. Contingent assets, whose expectation of success is probable, are only disclosed in the financial statements, when relevant.

Legal obligations arise from legal proceedings, the object of which is its legality or constitutionality, which, independently of the assessment of the likelihood of success, have their amounts fully recognized in the financial statements.

Classification of insurance contracts and investments

2.11     Classification of insurance contracts and investments

An insurance contract is a contract in which the Organization accepts a significant insurance risk from the policy holder by agreeing to compensate the policyholder if a specific, uncertain, future event adversely affects the policy holder. Reinsurance contracts are also treated as insurance contracts because they transfer significant insurance risk. Contracts in the Insurance segment classified as investment contracts are related to our capitalization bonds, which do not transfer significant insurance risk and are accounted for as financial liabilities in accordance with IFRS 9 - Financial Instruments.

Insurance and pension plan technical provisions

2.12     Insurance and pension plan technical provisions

i.    Non life insurance

The Provision for Unearned Premiums (PPNG) is calculated on a daily pro-rata basis using premiums net of coinsurance premiums, including amounts ceded through reinsurance operations, and the value registered in the consolidated statement of financial position corresponds to the unexpired risk period of the insurance contracts. The portion of these reserves corresponding to the estimate for risks in effect but not yet issued is designated PPNG-RVNE.

In Automobile insurance, the Provision for Claims Incurred But Not Reported (IBNR) is constituted based on the claims incurred and not yet paid (IBNP), subtracting the balance of the Provision for Claims to be settled (PSL) at the base date of calculation. To calculate the IBNP, the final estimate of claims that have not yet been paid based on semiannual run-off triangles, which consider the historical development of the claims paid in the last 10 semesters for the branches of damages and the last 11 quarters for the extended guarantee business, in order to establish a future projection by period of occurrence and also considers the estimate of Claims Incurred But Not Enough Reported (IBNER), reflecting the expectation of alteration of the provisioned amount throughout the regulation process. Now in the other property damage insurance, the IBNR is calculated with triangles also of 10 semesters, however projecting only the new reports, i.e., there is no estimate of IBNER in this insurance.

The Provision for Claims to be Settled (PSL) is determined based on the indemnity payment estimates, considering all administrative and judicial claims existing at the reporting date, restated monetarily, net of salvage and payments expected to be received.

The Provision for Related Expenses (PDR) is recorded on a monthly basis to cover expenses related to estimated claims and benefits. It covers both costs that can be individually allocated to each claim as well as claims costs not discriminated, meaning those incurred at the portfolio level.

The Complementary Provision for Coverage (PCC) shall be established when there is insufficiency of the technical provisions required under the legislation, as determined in the Liability Adequacy Test (see Note 2(vi) below). At the reporting date management did not identify the need for PCC on property damage contracts.

Other Technical Provisions (OPT) correspond to the Provision for Administrative Expenses (PDA) arising on the Mandatory Insurance For Personal Injury Caused by Motor Vehicles (DPVAT) insurance operations.

ii.   Life insurance excluding life insurance with survival coverage (VGBL product)

The Provision for Unearned Premiums (PPNG) is calculated on a daily pro-rata basis using premiums net of coinsurance premiums, and including amounts ceded through reinsurance operations, and the value registered in the consolidated statement of financial position corresponds to the unexpired risk period of the insurance contracts. The portion of these reserves corresponding to the estimate for risks in effect but not yet issued is designated PPNG-RVNE.

The Mathematical Provision for Benefits to be Granted (PMBaC) is calculated by the difference between the present value of the future benefits and the present value of the future contributions to be received for these benefits.

The Provision for Redemptions and other Amounts to be Settled (PVR) comprises amounts related to redemptions to settle, premium refunds owed and portability (transfer-outs) requested but not yet transferred to the recipient insurer.

The Provision for Claims Incurred But Not Reported (IBNR) is calculated based on semiannual run-off triangles, which consider the historical development of claims paid and outstanding in the last 10 semesters, to establish a future projection per period of occurrence. A residual tail study is carried out to forecast the claims reported after 10 semesters of the date of occurrence.

The Provision for Claims to be Settled (PSL) considers the expected amounts to be settled from all claim notifications received up to the end of the reporting period. The provision covers administrative and judicial claims indexed to inflation and with interest in the event of judicial claims.

The Complementary Provision for Coverage (PCC) refers to the amount necessary to complement technical reserves, as calculated through the liability adequacy test (LAT). LAT is prepared using statistical and actuarial methods based on realistic considerations, taking into account the biometric table BR-EMS of both genders, adjusted by longevity development criteria compatible with the latest published versions (improvement), claims, administrative and operating expenses and using a risk free forward interest rate structures (ETTJ) which was prepared by Fenaprevi and approved by SUSEP. The improvement rate is calculated from automatic updates of the biometric table, considering the expected increase in future life expectancy.

The Technical Surplus Provision (PET) corresponds to the difference between the value of the expected cost and the actual cost of claims that occurred during the period for contracts of individual life insurance with rights to participate in technical surplus.

The Provision of Related Expenses (PDR) is recorded to cover expenses related to estimated claims and benefits. For products structured in self-funding and partially regimes, the reserve covers claims incurred. For products structured under a capitalization regime, the reserve covers the expected expenses related to incurred claims and also claims expected to be incurred in the future.

iii. Health and Dental Insurance

The Unearned Premium/Payments Reserve (PPCNG) is calculated on the currently effective contracts on a daily pro-rata basis based on the portion of health insurance premiums corresponding to the remaining period of coverage.

The Mathematical Provision for Benefits to be Granted (PMBaC) is calculated by the difference between the present value of the future benefits and the present value of the future contributions, corresponding to the assumed obligations.

For health insurance, the Mathematical Provision for Benefits to be Granted (PMBaC) is calculated accounting for a 3.9% annual discount rate (4% on December 31, 2018), the period over which holders are expected to remain in the plan up to their death, and the projected costs of the five-year-period cover in which no premiums will be received.

For health insurance, the Mathematical Provision for Benefits Granted (PMBC) is constituted by the obligations arising from the contractual clauses of remission of installments in cash, regarding the coverage of health assistance and by the premiums through payment of insured persons participating in the Bradesco Saúde insurance - "GBS Plan", and considering a discount rate of 3.9% per annum (4% on December 31, 2018).

The Provision for Claims Incurred but Not Reported (IBNR) is calculated from the final estimate of claims already incurred and still not reported, based on monthly run-off triangles that consider the historical development of claims reported in the last 12 months for health insurance and the last 18 months for dental insurance, to establish a future projection per period of occurrence. The methodology used also provides for aggravating factors to capture the development of claims that occur over a period of more than 12 months.

The Provision for Claims to be Settled (PSL) for health insurance, considers all claims received up to the reporting date, including all judicial claims and related costs adjusted for inflation.

The other technical provisions (OTP) for heath and dental insurance refers to the Provision for Insufficient Premiums (PIP), regarding the individual health portfolio, which is constituted to cover differences between the expected present value of claims and related future costs and the expected present value of future premiums, considering a discount rate of 3.9% per annum (4% on December 31, 2018).

iv.  Operations with Mandatory Insurance For Personal Injury Caused by Motor Vehicles (DPVAT) Insurance

Revenues from DPVAT premiums and the related technical reserves are recorded gross, based on reports received from Seguradora dos Consórcios do Seguro DPVAT S.A. (Seguradora Líder) in proportion to the percentage of Bradesco's stake in the consortium. It is the function of the Seguradora Líder to collect the premiums, coordinate policy issuance, settle claims and manage the administrative costs within the consortium, in accordance with the CNSP Resolution No. 332/15. As defined in the regulations of the consortium, 50% of the monthly net income is distributed to the consortium's members in the following month. The remaining 50% of the monthly income is retained by the lead insurer over the year and transferred to the members of the consortium at the start of the following year.

v.   Open pension plans and life insurance with survival coverage (VGBL product)

The Provision for Unearned Premiums (PPNG) is calculated on a daily pro-rata basis, using net premiums and is comprised of the portion corresponding to the remaining period of coverage.  The portion of these reserves corresponding to the estimate for risks in effect but not yet issued is designated PPNG-RVNE.

The Mathematical Provision for Benefits to be Granted (PMBaC) is constituted to the participants who have not yet received any benefit. In defined benefit pension plans, the provision represents the difference between the present value of future benefits and the present value of future contributions, corresponding to obligations assumed in the form of retirement, disability, pension and annuity plans. The provision is calculated using methodologies and assumptions set forth in the actuarial technical notes.

The Mathematical Provision for Benefits to be Granted (PMBaC) related to pension plans and life insurance with survival coverage and defined contribution plans includes the contributions received from participants, net of costs and other contractual charges, plus the financial return generated through the investment of these amounts in units of specially constituted investment funds (FIE).

The Provision for Redemptions and other Amounts to be Settled (PVR) comprises amounts related to redemptions to settle, premium refunds owed and portability (transfer-outs) requested but not yet transferred to the recipient insurer.

The Mathematical Provision for Benefits Granted (PMBC) is recognized for participants already receiving benefits and corresponds to the present value of future obligations related to the payment of those on-going benefits.

The Complementary Provision for Coverage (PCC) refers to the amount necessary to complement technical reserves, as calculated through the Liability Adequacy Test (see Note 2(vi)). TAP is prepared using statistical and actuarial methods based on realistic considerations, taking into account the biometric table BR-EMS of both genders, adjusted by longevity development criteria compatible with the latest published versions (improvement), claims, administrative and operating expenses and using a risk free forward interest rate structures (ETTJ) which was prepared by Fenaprevi and approved by SUSEP. The improvement rate is calculated from automatic updates of the biometric table, considering the expected increase in future life expectancy.

The Provision of Related Expenses (PDR) is recorded to cover expenses related to estimated claims and benefits. For products structured in self-funding and partially regimes, the provision covers claims incurred. For plans structured under a capitalization regime, the provision is made to cover the expected expenses related to incurred claims and also claims expected to be incurred in the future. The projections are performed through the passive adequacy test (PAT).

The Reserve for Financial Surplus (PEF) corresponds to the financial result which exceeds the guaranteed minimum profitability transferred to contracts with a financial surplus participation clause.

The Provision for Claims Incurred but Not Reported (IBNR) is calculated based on semiannual run-off triangles, which consider the historical development of claims paid and outstanding in the last 16 semesters to establish a future projection by period of occurrence.

The Provision for Claims to be Settled (PSL) considers the expected amounts to be settled from all claim notifications received up to the end of the reporting period. The provision covers administrative and judicial claims indexed to inflation and with interest in the event of judicial claims.

The provision "Other technical provisions (OPT)" comprises part of the mathematical provisions of benefits to be granted and benefits granted transferred to this accounting line, as required by SUSEP. This amount refers to the difference between the calculation of mathematical provisions, carried out with realistic premises at the time, approved by the autarchy in 2004, and the calculation with the technical bases defined in the technical notes of the product.

The financial charges credited to technical provisions, and the recording and/or reversal of the financial surplus, are classified as financial expenses, and are presented under “Net income from insurance and pension plans”.

vi.  Liability Adequacy Test (LAT)

The Organization conducted the liability adequacy test for all the contracts that meet the definition of an insurance contract according to IFRS 4 and which are in force on the date of execution of the test. This test is conducted every six months and the liability of insurance contracts, gross of reinsurance, is calculated as the sum of the carrying amount, deducting the deferred acquisition costs and the related intangibles. This is compared to the expected cash flows arising from the obligations under commercialized contracts and certificates.

The test considerers projections of claims and benefits that have occurred and are to occur, administrative expenses, allocable expenses related to the claims, intrinsic options and financial surpluses, salvage and recoveries and other income and expense directly related to the insurance contracts.

To calculate the present value of projected cash flows, the Organization used the risk free forward (ETTJ) rate which was prepared by SUSEP (Danos) and Fenaprevi (Vida e Previdência) both approved by SUSEP.

The test was segmented between life insurance and pension products, non life and health and dental insurance. Liabilities related to DPVAT insurance were not included in the adequacy test.

•     Health and dental Insurance

The expected present value of cash flows relating to claims incurred was compared to the technical provisions for claims incurred (outstanding claims and IBNR).

The expected present value of cash flows relating to claims to be incurred on the policies in force, plus any administrative expenses and other expenses relating to products in run-off, was compared to the sum of the related technical provisions (as UPR and PIP).

The contracts are grouped based on similar risks or when the insurance risk is managed jointly by the Management.

The result of the liability adequacy test, for health insurance contracts, did not present insufficiency and, consequently, no additional provisions were recorded.

•     Life Insurance and Pension Plans

For private pension products and Life Insurance with Coverage for Survival, the contracts are grouped based on similar risks or when the insurance risk is managed jointly by the Management.

The projected average loss ratio was 39.4% for individual and collective individuals segments, obtained from analysis based on triangles for the development of Company claims generated with information from January 2009.

The result of the liability adequacy test (LAT) presented a total insufficiency and was fully recognized in the Complementary Provision for Coverage (PCC), see note 34.

•     Non Life Insurance

The expected present value of cash flows relating to claims incurred - primarily claims costs and salvage recoveries - was compared to the technical provisions for claims incurred - PSL and IBNR.

The expected present value of cash flows relating to claims to be incurred on the policies in force, plus any administrative expenses and other expenses relating to products in run-off, was compared to the sum of the related technical provisions - PPNG and PPNG-RVNE.

The projected average loss ratio was 23.8% for the Extended Guarantee segment and 57.12% for the elementary lines, including in this calculation the estimate of the future premium of the housing insurance portfolio, which is characterized by low loss ratio and long terms, since it accompanies the period of financing of the property.

The average reinsurance projected in the study, calculated on the basis of reported claims was 7.14%.

The result of the liability adequacy test, for non life insurance contracts, did not present insufficiency and, consequently, no additional PCC provisions were recorded.

Reinsurance contracts

2.13     Reinsurance contracts

Reinsurance contracts are used in the normal course of operations with the purpose of limiting potential losses, by spreading risks. Liabilities relating to contracts that have been reinsured are presented gross of their respective recoveries, which are booked as assets since the existence of the reinsurance contract does not nullify the Organization's obligations with the insured parties.

As required by the regulators, reinsurance companies with headquarters abroad must have a minimum rating, assessed by a credit rating agency, to operate in the country, whereby all other reinsurance operations must be performed with local reinsurers. This is how Management understands that the impairment risks are reduced. If there are indications that the amounts recorded will not be realized by its carrying amount, these assets will be adjusted for impairment.

Deferred acquisition costs

2.14     Deferred acquisition costs

These comprise deferred acquisition costs including commissions and brokers' fees related to the sale of insurance policies. Deferred commissions are recognized in the consolidated statement of income over the life of the respective policies and pension plan contracts or over an average period of 12 months. Expenses relating to insurance agency operations relating to the sale of health plans are amortized over a 24 month period.

It also includes the deferred acquisition costs relating to the exclusivity agreement with the retail network, for the marketing of extended warranty insurance for the initial period of 12 years, with the extension of more than 4 years of contract, totaling 16 years.

Employee benefits

2.15     Employee benefits

Bradesco recognizes (in accordance with IAS 19), prospectively the surplus or deficit of its defined benefit plans and post-retirement plans as an asset or an obligation in its consolidated statement of financial position, and must recognize the changes in the financial condition during the year in which the changes occurred, in profit or loss.

i.    Defined contribution plan

Bradesco and its subsidiaries sponsor pension plans for their employees and Management. Contribution obligations for defined contribution pension plans are recognized as expenses in profit or loss as incurred. Once the contributions are paid, Bradesco, in the capacity of employer, has no obligation to make any additional payment.

ii.   Defined benefit plans

The Organization's net obligation, in relation to the defined benefit plans, refers exclusively to institutions acquired and is calculated separately for each plan, estimating the future defined benefit that the employees will be entitled to after leaving the Organization or at the time of retirement.

Bradesco's net obligation for defined benefit plans is calculated on the basis of an estimate of the value of future benefits that employees receive in return for services rendered in the current and prior periods. This value is discounted at its current value and is presented net of the fair value of any plan assets.

The calculation of the obligation of the defined benefit plan is performed annually by a qualified actuary, using the projected unit credit method, as required by accounting rule.

Remeasurement of the net obligation, which include: actuarial gains and losses, the return of the assets of the plan other than the expectation (excluding interest) and the effect of the asset ceiling (if any, excluding interest), are recognized immediately in other comprehensive income.

Net interest and other expenses related to defined benefit plans are recognized in the income statement.

iii. Termination benefits

Severance benefits are required to be paid when the employment relationship is terminated by the Organization before the employee's normal date of retirement or whenever the employee accepts voluntary redundancy in return for such benefits.

Benefits which are payable 12 months or more after the reporting date are discounted to their present value.

iv.  Short-term benefits

Benefits such as wages, salaries, social security contributions, paid annual leave and paid sick leave, profit sharing and bonuses (if payable within 12 months of the reporting date) and non-monetary benefits such as health care, etc. are recorded as expenses in the consolidated statement of income, without any discount to present value, if the Organization has a present legal or constructive obligation to pay the amount as a result of past service provided  by the employee and the obligation can be reliably estimated.

Capitalization bonds

2.16     Capitalization bonds

The liability for capitalization bonds is registered in the line “Other liabilities”. Financial liabilities and revenues from capitalization bonds are recognized at the time bonds are issued.

The bonds are issued according to the types of payments, monthly or in a single payment. Each bond has a nominal value, which is capitalized monthly by the Referential Rate index - TR and by interest rates defined in the plan until the redemption or cancellation of the bond. Amounts payable are recognized in the item “Other Liabilities - Capitalizations Bonds".

Capitalization bond beneficiaries are eligible for a prize draw. At the end of a certain period that is determined at the time the capitalization bond is issued, a beneficiary may redeem the nominal value paid plus the referential rate (TR), even if they have not won in the draw. These products are regulated by the insurance regulator in Brazil; however, they do not meet the definition of an insurance contract in accordance with IFRS 4 and, therefore, are classified as financial liabilities in accordance with IAS 39.

Unclaimed amounts from “capitalization plans” are derecognized when the obligation legally expires, in accordance with IAS 39 as it relates to the derecognition of a financial liability.

Expenses for placement of “capitalization plans”, are recognized as they are incurred.

Interest

2.17     Interest

Income from financial assets measured at amortized cost and at FVOCI, except instruments of equity and interest costs from liabilities classified at amortized cost are recognized on an accrual basis in the consolidated statement of income using the effective interest rate method. The effective interest rate is the rate that discounts estimated future cash payments and receipts throughout the expected life of the financial asset or liability (or, when appropriate, a shorter period) to the carrying amount of the financial asset or liability. When calculating the effective rate, the Organization estimates future cash flows considering all contractual terms of the financial instrument, but not future credit losses.

The calculation of the effective interest rate includes all commissions, transaction costs, discounts or bonuses which are an integral part of such rate. Transaction costs are incremental costs directly attributable to the acquisition, issuance or disposal of a financial asset or liability.

Fees and commissions

2.18     Fees and commissions

Fees and commission income and expense which are part of and are directly allocable to the effective interest rate on a financial asset or liability are included in the calculation of the effective interest rate.

Other fee and commission income, substantially composed by account service fees, asset management fees, credit card annual charges, and collection and consortium fees are recognized, according to the requirements of IFRS 15, to the extent that the obligations of performance are fulfilled. The price is allocated to the provision of the monthly service, and the revenue is recognized in the result in the same manner. When a loan commitment is not expected to result in the drawdown of a loan, the related commitment fees are recognized on a straight-line basis over the commitment period. Other fees and commissions expense relate mainly to transaction as the services are received.

Net insurance income

2.19     Net insurance income

Insurance and coinsurance premiums, net of premiums transferred through coinsurance and reinsurance and related commissions are recognized as income upon issuance of the respective policies/certificates/endorsements and invoices or at the beginning of the risk period for cases in which the cover begins before issue date, and accounted for on a straight-line basis, over the duration of the policies, through the upfront recognition and subsequent reversal of the provision for unearned premiums and the deferred acquisition costs. Income from premiums and the acquisition costs related to risks already assumed whose respective policies have not yet been issued are recognized in the consolidated statement of income at the start of the risk coverage period on an estimated basis.

The health insurance premiums are recorded in the premium account (result) or Unearned Premium or Contribution Provision (PPCNG), according to the coverage period of the contracts in effect at the balance sheet date.

Revenues and expenses related to “DPVAT” insurance operations are recorded on the basis of information received from the Seguradora Líder dos Consórcios do Seguro DPVAT S.A.

Accepted co-insurance contracts and retrocession operations are recorded on the basis of information received from the lead co-insurer and IRB - Brasil Resseguros S.A. (IRB), respectively.

Reinsurance operations are recorded based on the provision of accounts, which are subject to review by reinsurers. The deferral of these operations is carried out in a manner consistent with the related insurance premium and/or reinsurance contract.

The acquisition costs relating to the commission of insurance are deferred and adapted to the result in proportion to the recognition of the earned premium.

The receipts from insurance agency operations are deferred and recognized in income linearly, for a period of 24 months in health insurance operations and by the term of 12 months in the other operations.

Contributions to pension plans and life insurance premiums with survivor coverage are recognized in income upon their effective receipt.

The management fee income is appropriated to the income on an accrual basis, according to contractually established rates.

Financial revenues include interest income on assets of the funds invested (including financial assets available for sale), income from dividends, gains from the disposal of financial assets available for sale, changes in the fair value of financial assets measured at fair value through profit or loss, accrued income in the calculation of the cost value of securities held to maturity and reclassifications of gains previously recognized in other comprehensive income. The income from interest is recognized in the results through the effective interest method.

Financial expenses cover losses in the disposal of assets available for sale, changes in the fair value of financial assets measured at fair value through profit or loss, losses by impairment recognized in the financial assets (except receivables).

Income tax and social contribution

2.20     Income tax and social contribution

Income taxes in Brazil consist of Company Income Tax (IRPJ) and Social Contribution on Profit (CSLL).

Income tax and social contribution deferred tax assets, calculated on carry-forward income tax losses, carry-forward social contribution losses and temporary differences, are recorded in “Assets - Deferred Taxes” and the deferred tax liabilities on tax differences in lease depreciation (applicable only for income tax), fair value adjustments on securities, restatement of judicial deposits, among others, are recorded in “Liabilities - Deferred Taxes”.

Deferred tax assets on temporary differences are realized when the difference between the accounting treatment and the tax treatment reverses. Deferred tax assets on carry-forward income tax and social contribution losses are realizable when taxable income is generated, up to the 30% limit of the taxable profit for the period. Deferred tax assets are recorded based on current expectations of realization considering technical studies and analyses carried out by Management.

The provision for income tax is calculated at 15% of taxable income plus a 10% surcharge. For financial companies, financial company equivalent and of the insurance industry, the social contribution on profit was calculated until August 2015, considering the rate of 15%. For the period between September 2015 and December 2018, the rate was changed to 20%, according to Law No. 13,169/15, and returned to the rate of 15% as from January 2019. In November 2019 the Constitutional Amendment No. 103 was promulgated, which establishes in article 32, the increase in the rate of the social contribution on profit of "Banks" from 15% to 20%, with effect from March 2020. For the other companies, the social contribution is calculated considering the rate of 9%.

Income tax and social contribution expense comprises current and deferred tax. Current and deferred tax are recorded in the consolidated statement of income except when the result of a transaction is recognized directly in equity, in which case the related tax effect is also recorded in equity or in other comprehensive income.

Current tax assets are amounts of taxes to be recovered through restitution or offset with taxes due from excess of taxes paid in relation to the current and/or previous period.

Current tax expenses are the expected amounts payable on the taxable income or loss for the year, using tax rates enacted or substantively enacted at the reporting date, and any adjustment to tax payable in respect of previous years.

Deferred tax is recognized in respect of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and amount used for taxation purposes. Deferred tax is not recognized for:

•       temporary differences on the initial recognition of assets or liabilities in a transaction that is not a business combination and that affects neither accounting nor taxable profit or loss;

•       temporary differences related to investments in subsidiaries, associates and jointly controlled entities to the extent that it is probable that they will not reverse in the foreseeable future; and

•       taxable temporary differences arising on the initial recognition of goodwill.

Deferred tax is measured at the tax rates that are expected to be applied to the temporary differences when they reverse, based on the laws that have been enacted or substantively enacted by the reporting date.

As of January 1, 2019, IFRIC 23 became mandatory in determining current and deferred income tax. The Organization has carried out a study on the effects produced by this standard, which takes into account the impact of uncertain tax positions and whether additional taxes and interest may be due. The Organization believes that its accruals for tax liabilities are adequate for all open tax years based on its assessment of various factors, including interpretations of tax law and prior experience. This assessment relies on estimates and assumptions and may involve judgments about future events. New information may become available that causes the Organization to change its judgment regarding the adequacy of existing tax liabilities; such changes to tax liabilities will impact the tax expense in the period that such a determination is made.

Deferred tax assets and liabilities are offset if there is a legally enforceable right to offset current tax liabilities against current tax assets, and they relate to taxes levied by the same tax authority on the same taxable entity, or on different tax entities, but they intend to settle current tax liabilities and assets on a net basis or their tax assets and liabilities will be realized simultaneously.

A deferred tax asset is recognized for carry-forward tax losses, tax credits and deductible temporary differences to the extent that it is probable that future taxable profits will be available against which they can be utilized. Deferred tax assets are reviewed at each reporting date and are reduced to the extent that it is no longer probable that the related tax benefit will be realized.

Segment reporting

2.21     Segment reporting

Information for operating segments is consistent with the internal reports provided to the Executive Officers (being the Chief Operating Decision Makers), which are comprised by the Chief Executive Officer, Executive Vice-Presidents, Managing Officers and Deputy Officers. The Organization operates mainly in the banking and insurance segments. The banking operations include operations in retail, middle market and corporate activities, lease, international bank operations, investment banking and private banking. The Organization's banking activities are performed through its own branches located throughout the country, in branches abroad and through subsidiaries, as well as by means of our shareholding interest in other companies. The insurance segment consists of insurance operations, supplementary pension plans and capitalization plans which are undertaken through a subsidiary, Bradesco Seguros S.A., and its subsidiaries.

Shareholders' Equity

2.22     Shareholders' Equity

Preferred shares have no voting rights, but have priority over common shares in reimbursement of capital, in the event of liquidation, up to the amount of the capital represented by such preferred shares, and the right to receive a minimum dividend per share that is ten percent (10%) higher than the dividend distributed per share to the holders of common shares.

i.    Share issue costs

Incremental costs directly attributable to the issuance of shares are shown net of taxes in shareholders' equity, thus reducing the initial share value.

ii.   Earnings per share

The Organization presents basic and diluted earnings per share data. Basic earnings per share is calculated by allocating the net income attributable to shareholders between that attributable to common shareholders and that attributable to preferred shareholders and dividing this by the weighted average number of common and preferred shares, respectively, outstanding during the year, excluding the average number of shares purchased by the Organization and held as treasury shares. Diluted earnings per share are the same as basic earnings per share, as there are no potentially dilutive instruments.

iii. Dividends payable

Dividends on shares are paid and provisioned during the year. In the Shareholders' Meeting are destined at least the equivalent of 30% of the annual adjusted net income, in accordance with the Company's Bylaws. Dividends approved and declared after the reporting date of the financial statements, are disclosed in the notes as subsequent events.

iv.  Capital transactions

Capital transactions are transactions between shareholders. These transactions modify the equity held by the controlling shareholder in a subsidiary. If there is no loss of control, the difference between the amount paid and the fair value of the transaction is recognized directly in the shareholders' equity.